Gains on Investment Securities and Dividends	12 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends
25. Gains on Investment Securities and Dividends
Gains on investment securities and dividends in fiscal 2018, 2019 and 2020 consist of the following:

	Millions of yen
	2018	2019	2020
Net gains on investment securities	¥39,139	¥14,273	¥20,204
Dividends income, other	4,163	1,685	2,295

	¥43,302	¥15,958	¥22,499

*	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities” since fiscal 2019.